EQUITY - Capital stock (Details) - ARS ($)	Dec. 31, 2024	Dec. 31, 2023
EQUITY
Nominal value of issued shares	$ 2,153,688,011	$ 2,153,688,011
Nominal value (in pesos per share)	$ 1	$ 1
Class "A"
EQUITY
Nominal value of issued shares	$ 683,856,600
Class "B"
EQUITY
Nominal value of issued shares	628,058,019
Class "C"
EQUITY
Nominal value of issued shares	106,734
Class "D"
EQUITY
Nominal value of issued shares	$ 841,666,658